Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note 10. Earnings per Share:

Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents are participating securities and therefore are included in PMI's earnings per share calculation pursuant to the two-class method.

Basic and diluted earnings per share ("EPS") were calculated using the following:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net earnings attributable to PMI	$8,591	$7,259	$6,342
Less distributed and undistributed earnings attributable to share-based payment awards	49	33	23

Net earnings for basic and diluted EPS	$8,542	$7,226	$6,319

Weighted-average shares for basic EPS	1,761	1,839	1,943
Plus incremental shares from assumed conversions:
Stock options	1	3	7

Weighted-average shares for diluted EPS	1,762	1,842	1,950

For the 2009 computation, the number of stock options excluded from the calculation of weighted-average shares for diluted EPS, because their effects were antidilutive, was immaterial. For the 2011 and 2010 computations, there were no antidilutive stock options.